Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) € in Millions, $ in Millions			12 Months Ended
	May 29, 2020 shares	Feb. 28, 2020 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€) shares
Disclosure of transactions between related parties [line items]
Investments in subsidiaries, joint ventures and associates			€ 250	€ 3,591	€ 201
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			31.20%
Investments in joint ventures			€ 80	70	72
MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			50.00%
Investments in joint ventures			€ 88	36	44
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			0.00%
Investments in joint ventures			€ 82	€ 106	85
Regeneron
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate			0.00%	21.00%
Investments in associates			€ 0	€ 3,342	€ 0
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
Non-current financial assets, number of shares (in shares) | shares	400,000		279,766		279,766,000,000
Entities and companies managed by Bristol-Mayers Squibb
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate			100.00%
Investments in associates			€ 0	€ 37	€ 0
Percentage of voting equity interests acquired		50.10%
Purchase of interests in investments accounted for using equity method | $		$ 12
MCM Vaccine B.V. | MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			100.00%